Dividend - Additional Information (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Dividends [abstract]
Dividends paid	₩ 269,659	₩ 245,097	₩ 195,977
Dividends paid per share	₩ 1,100	₩ 1,000	₩ 800
Dividends declared	₩ 269,766
Dividends declared per share	₩ 1,100